Notes to consolidated cash flow statement	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to consolidated cash flow statement
38. Notes to consolidated cash flow statement
Operating activities
Other non-cash expenses/(income), net in the consolidated cash flow statement primarily include equity-settled share-based compensation and bonuses earned by the Senior Management Team and other employees of the Group that were not paid during the period.
The change in other operating assets and liabilities primarily relates to indirect taxes, accrued income and expenses, and deferred charges.
Investing activities
The following table presents cash used for business combinations (net of cash acquired) in 2024, 2023 and 2022.

	For the years ended December 31,
€ thousand	2024	2023	2022
Acquisition of ZEGNA business in South Korea	(9,727)	—	—
Acquisition of Thom Browne business in South Korea(1)	(9,580)	(7,991)	—
TFI Acquisition	—	(109,110)	—
Acquisition of Tessitura Ubertino(2)	—	(585)	(585)
Net of cash acquired	(19,307)	(117,686)	(585)
______________________
(1)The amount paid in 2024 of €9,580 thousand relates to deferred consideration as stipulated in the acquisition purchase agreement.
(2)The amounts paid in 2023 and 2022 of €585 thousand relate to earn-out payments for the acquisition of Tessitura Ubertino in 2021, following achievement of predetermined operating performance targets by the company.

For additional information relating to the Group’s business acquisitions, see Note 39 — Business combinations.
Non-cash investing activities primarily related to:
•acquisitions of right-of-use assets of €196,121 thousand in 2024 (€141,995 thousand in 2023 and €137,781 thousand in 2022);

•acquisitions of property, plant and equipment of €12,538 thousand in 2024 (€13,301 thousand in 2023 and €5,891 thousand in 2022); and
•acquisitions of intangible assets of €8,424 thousand in 2024 (€5,859 thousand in 2023 and €4,561 thousand in 2022).